UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Ultra Short MAC Series
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam Ultra Short MAC Series[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$38,229,293
Total Number of Portfolio Holdings	299
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short MAC Series	PAGE 1	39521-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Ultra Short MAC
Series
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 17
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Putnam Funds Trust
Financial Highlights
Putnam Ultra Short MAC Series
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2023
a
2025 2024
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.06 $10.05 $10.00 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.24 0.53 0.57 0.11
Net realized and unrealized gains (losses) ........................ 0.01 0.02 0.05 —
d
Total from investment operations ................................. 0.25 0.55 0.62 0.11
Less distributions from:
Net investment income ....................................... (0.24) (0.53) (0.57) (0.11)
Net realized gains .......................................... (—)
d
(0.01) — —
Total distributions ............................................ (0.24) (0.54) (0.57) (0.11)
Net asset value, end of period ................................... $10.07 $10.06 $10.05 $10.00
Total return
e
................................................ 2.54% 5.57% 6.43% 1.04%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.34% 0.49% 1.86% 1.01%
g
Expenses net of waiver and payments by affiliates .................... —% —%
h
—%
h,i
—%
g,h
Net investment income ........................................ 4.66% 5.24% 5.71% 1.05%
g
Supplemental data
Net assets, end of period (000’s) ................................. $38,229 $26,197 $27,739 $10,208
Portfolio turnover rate ......................................... 31% 37% 46% 6%
a
For the period May 25, 2023 (commencement of operations) to July 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Ratio is not annualized for the period.
h
Benefit of expense reduction rounds to less than 0.01%
i
Rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), January 31, 2026
Putnam Ultra Short MAC Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 75.2%
Aerospace & Defense 1.4%
a
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 200,000 $ 202,388
Boeing Co. (The) ,
Senior Bond, 2.25%, 6/15/26 ......................... United States 35,000 34,758
Senior Note, 2.196%, 2/04/26 ........................ United States 130,000 129,978
Senior Note, 3.1%, 5/01/26 .......................... United States 80,000 79,811
Senior Note, 2.7%, 2/01/27 .......................... United States 60,000 59,293
Senior Note, 5.04%, 5/01/27 ......................... United States 60,000 60,647
566,875
Automobiles 3.1%
a
BMW US Capital LLC ,
b
Senior Note, 144A, FRN, 4.471%, (SOFR Index + 0.8%),
8/13/26 ......................................... Germany 41,000 41,127
Senior Note, 144A, 4.65%, 3/19/27 .................... Germany 64,000 64,520
b
Senior Note, 144A, FRN, 4.591%, (SOFR Index + 0.92%),
8/13/27 ......................................... Germany 106,000 106,658
b
Senior Note, 144A, FRN, 4.595%, (SOFR Index + 0.92%),
3/21/28 ......................................... Germany 100,000 100,748
a
Hyundai Capital America ,
b
Senior Note, 144A, FRN, 4.706%, (SOFR + 1.04%), 3/19/27 . United States 238,000 238,956
Senior Note, 144A, 4.85%, 3/25/27 .................... United States 30,000 30,274
b
Senior Note, 144A, FRN, 4.704%, (SOFR + 1.04%), 6/24/27 . United States 107,000 107,603
b
Senior Note, 144A, FRN, 4.694%, (SOFR + 1.03%), 9/24/27 . United States 68,000 68,321
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
4.9% , 8/14/26 .................................... Germany 400,000 401,837
1,160,044
Banks 37.0%
a
ABN AMRO Bank NV ,
Senior Non-Preferred Note, 144A, 6.339% to 9/17/26, FRN
thereafter, 9/18/27 ................................. Netherlands 300,000 304,181
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 200,000 203,381
a,b
ANZ New Zealand Int'l Ltd. , Senior Note , 144A, FRN , 4.263% ,
( SOFR + 0.61% ), 1/22/29 ............................ New Zealand 200,000 200,268
a,b
Australia & New Zealand Banking Group Ltd. , Senior Note , 144A,
FRN , 4.336% , ( SOFR + 0.68% ), 7/16/27 ................ Australia 200,000 201,086
Banco Bilbao Vizcaya Argentaria SA , Senior Non-Preferred Note ,
6.138% to 9/13/27, FRN thereafter , 9/14/28 .............. Spain 400,000 413,817
Banco Santander SA , Senior Non-Preferred Note , 5.552% to
3/13/27, FRN thereafter , 3/14/28 ...................... Spain 200,000 203,228
b
Bank of America Corp. , Senior Note , FRN , 4.744% , ( SOFR +
1.05% ), 2/04/28 ................................... United States 500,000 502,855
Bank of Montreal ,
b
Senior Note, FRN, 4.55%, (SOFR Index + 0.88%), 9/10/27 .. Canada 122,000 122,322
b
Senior Note, FRN, 4.425%, (SOFR Index + 0.75%), 9/22/28 . Canada 120,000 120,231
b
Senior Note, FRN, 4.521%, (SOFR + 0.86%), 1/27/29 ...... Canada 136,000 136,497
J, Senior Note, 4.1% to 12/14/26, FRN thereafter, 12/15/27 .. Canada 65,000 65,093
b
Bank of Nova Scotia (The) ,
Senior Note, FRN, 4.452%, (SOFR Index + 0.78%), 6/04/27 . Canada 111,000 111,530
Senior Note, FRN, 4.68%, (SOFR + 1%), 9/08/28 ......... Canada 109,000 109,590
c
Senior Note, FRN, 4.397%, (SOFR + 0.73%), 2/02/30 ...... Canada 75,000 75,044
I, Senior Note, FRN, 4.438%, (SOFR + 0.76%), 9/15/28 .... Canada 100,000 100,105
a
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 5.896% , 7/13/26 .............................. France 500,000 504,500
Barclays plc ,
Senior Note, 5.829% to 5/08/26, FRN thereafter, 5/09/27 .... United Kingdom 200,000 200,914

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc, (continued)
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 200,000 $ 202,893
a
BNP Paribas SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 11/16/27 ........ France 251,000 248,553
b
Senior Non-Preferred Note, 144A, FRN, 5.122%, (SOFR +
1.43%), 5/09/29 .................................. France 200,000 202,139
a
BPCE SA , Senior Non-Preferred Note , 144A, 6.714% to 10/18/28,
FRN thereafter , 10/19/29 ............................ France 250,000 265,022
a
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 6.684% to 9/12/26, FRN
thereafter, 9/13/27 ................................. Spain 250,000 253,949
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 250,000 252,688
Canadian Imperial Bank of Commerce ,
b
Senior Note, FRN, 4.871%, (SOFR + 1.22%), 10/02/26 ..... Canada 45,000 45,287
b
Senior Note, FRN, 4.612%, (SOFR + 0.94%), 6/28/27 ...... Canada 95,000 95,780
Senior Note, 4.508% to 9/10/26, FRN thereafter, 9/11/27 .... Canada 135,000 135,433
b
Senior Note, FRN, 4.599%, (SOFR Index + 0.93% ), 9/11/27 . Canada 109,000 109,331
b
Senior Note, FRN, 4.702%, (SOFR + 1.03%), 3/30/29 ...... Canada 100,000 100,601
b
Citigroup, Inc. ,
Senior Note, FRN, 4.448%, (SOFR + 0.77%), 6/09/27 ...... United States 59,000 59,069
Senior Note, FRN, 4.825%, ( SOFR + 1.143%), 5/07/28 ..... United States 260,000 261,738
Senior Note, FRN, 4.541%, (SOFR + 0.87%), 3/04/29 ...... United States 120,000 120,288
a,b
Commonwealth Bank of Australia , Senior Note , 144A, FRN ,
4.124% , ( SOFR + 0.46% ), 11/27/26 .................... Australia 104,000 104,359
Cooperatieve Rabobank UA ,
a
Senior Non-Preferred Note, 144A, 3.649% to 4/05/27, FRN
thereafter, 4/06/28 ................................. Netherlands 250,000 249,015
b
Senior Preferred Note, FRN, 4.57%, (SOFR Index + 0.9%),
10/05/26 ........................................ Netherlands 250,000 251,187
a
Credit Agricole SA ,
Senior Non-Preferred Note, 144A, 4.631% to 9/10/27, FRN
thereafter, 9/11/28 ................................. France 250,000 251,946
b
Senior Non-Preferred Note, 144A, FRN, 4.879%, (SOFR +
1.21%), 9/11/28 ................................... France 250,000 251,812
a
Danske Bank A/S ,
Senior Non-Preferred Bond, 144A, 4.375%, 6/12/28 ....... Denmark 200,000 201,294
Senior Non-Preferred Note, 144A, 4.298% to 3/31/27, FRN
thereafter, 4/01/28 ................................. Denmark 200,000 200,616
b
Fifth Third Bank NA , Senior Note , FRN , 4.461% , ( SOFR +
0.81% ), 1/28/28 ................................... United States 250,000 250,537
Huntington National Bank (The) , Senior Note , 4.871% to 4/11/27,
FRN thereafter , 4/12/28 ............................. United States 250,000 252,214
JPMorgan Chase & Co. ,
b
Senior Note, FRN, 4.573%, (SOFR + 0.92%), 4/22/28 ...... United States 55,000 55,320
Senior Note, 5.571% to 4/21/27, FRN thereafter, 4/22/28 .... United States 25,000 25,476
Senior Note, 4.505% to 10/21/27, FRN thereafter, 10/22/28 .. United States 250,000 252,392
b
Senior Note, FRN, 4.513%, (SOFR + 0.86%), 10/22/28 ..... United States 40,000 40,169
b
Senior Note, FRN, 4.462%, (SOFR + 0.8%), 1/24/29 ....... United States 106,000 106,366
Lloyds Banking Group plc ,
Senior Note, 5.087% to 11/25/27, FRN thereafter, 11/26/28 .. United Kingdom 200,000 203,679
Senior Note, 4.818% to 6/12/28, FRN thereafter, 6/13/29 .... United Kingdom 250,000 254,126
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.017% to
7/19/27, FRN thereafter , 7/20/28 ...................... Japan 200,000 203,026
b
Morgan Stanley Bank NA , Senior Note , FRN , 4.596% , ( SOFR +
0.94% ), 7/14/28 ................................... United States 250,000 251,808

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
a,b
National Australia Bank Ltd. ,
Senior Note, 144A, FRN, 4.289%, (SOFR + 0.62%), 6/11/27 . Australia 250,000 $ 251,036
Senior Note, 144A, FRN, 4.197%, (SOFR + 0.53%), 12/13/28 Australia 250,000 250,253
National Bank of Canada , Senior Note , 5.6% to 7/01/26, FRN
thereafter , 7/02/27 ................................. Canada 350,000 352,272
b
NatWest Group plc , Senior Note , FRN , 4.903% , ( SOFR + 1.25% ),
3/01/28 ......................................... United Kingdom 200,000 200,662
PNC Bank NA , Senior Note , 4.429% to 7/20/27, FRN thereafter ,
7/21/28 ......................................... United States 250,000 251,769
PNC Financial Services Group, Inc. (The) ,
Senior Note, 4.075% to 1/25/28, FRN thereafter, 1/26/29 .... United States 90,000 90,148
b
Senior Note, FRN, 4.282%, (SOFR + 0.62%), 1/26/29 ...... United States 80,000 80,143
b
Royal Bank of Canada ,
Senior Note, FRN, 4.443%, (SOFR Index + 0.79%), 7/23/27 . Canada 135,000 135,187
Senior Note, FRN, 4.492%, (SOFR Index + 0.83%), 1/24/29 . Canada 102,000 102,242
1, Senior Note, FRN, 4.395%, (SOFR + 0.7%), 11/03/28 .... Canada 112,000 112,132
Santander UK Group Holdings plc , Senior Note , 6.534% to
1/09/28, FRN thereafter , 1/10/29 ...................... United Kingdom 200,000 208,837
a
Societe Generale SA ,
Senior Non-Preferred Bond, 144A, 4%, 1/12/27 ........... France 200,000 199,911
Senior Non-Preferred Note, 144A, 5.25%, 2/19/27 ......... France 200,000 202,392
Sumitomo Mitsui Financial Group, Inc. ,
Senior Note, 5.52%, 1/13/28 ......................... Japan 200,000 206,069
b
Senior Note, FRN, 4.416%, (SOFR + 0.76%), 1/15/29 ...... Japan 200,000 200,253
a,b
Sumitomo Mitsui Trust Bank Ltd. , Senior Note , 144A, FRN ,
4.818% , ( SOFR + 1.15% ), 9/14/26 ..................... Japan 300,000 301,499
a
Swedbank AB , Senior Non-Preferred Note , 144A, 6.136% ,
9/12/26 ......................................... Sweden 200,000 202,643
Toronto-Dominion Bank (The) ,
b
Senior Note, FRN, 4.47%, (SOFR + 0.82%), 1/31/28 ....... Canada 90,000 90,509
Senior Note, 5.523%, 7/17/28 ........................ Canada 40,000 41,452
b
Senior Note, FRN, 4.417%, (SOFR + 0.75%), 10/13/28 ..... Canada 77,000 77,210
b
F, Senior Note, FRN, 4.247%, (SOFR + 0.58%), 1/13/28 .... Canada 70,000 70,115
Truist Bank , Senior Note , 4.42% to 7/23/27, FRN thereafter ,
7/24/28 ......................................... United States 350,000 352,013
Truist Financial Corp. , Senior Note , 6.047% to 6/07/26, FRN
thereafter , 6/08/27 ................................. United States 100,000 100,695
b
US Bank NA , Senior Note , FRN , 4.343% , ( SOFR + 0.69% ),
10/22/27 ........................................ United States 300,000 300,249
b
Wells Fargo & Co. ,
Senior Note, FRN, 4.442%, (SOFR + 0.78%), 1/24/28 ...... United States 186,000 186,528
Senior Note, FRN, 4.723%, (SOFR + 1.07%), 4/22/28 ...... United States 23,000 23,129
Senior Note, FRN, 5.023%, (SOFR + 1.37%), 4/23/29 ...... United States 105,000 106,777
b
Westpac Banking Corp. , Senior Note , FRN , 4.124% , ( SOFR +
0.46% ), 10/20/26 .................................. Australia 133,000 133,264
14,162,144
Building Products 0.4%
Owens Corning ,
Senior Bond, 3.4%, 8/15/26 .......................... United States 95,000 94,658
Senior Note, 5.5%, 6/15/27 .......................... United States 46,000 46,904
141,562
Capital Markets 8.5%
Bank of New York Mellon Corp. (The) ,
b
Senior Note, FRN, 4.36%, (SOFR Index + 0.68%), 6/09/28 .. United States 55,000 55,178
Senior Note, 4.441% to 6/08/27, FRN thereafter, 6/09/28 .... United States 35,000 35,270

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Bank of New York Mellon Corp. (The), (continued)
b
Senior Note, FRN, 4.283%, (SOFR + 0.63%), 1/22/30 ...... United States 175,000 $ 174,988
Deutsche Bank AG ,
Senior Non-Preferred Note, 7.146% to 7/12/26, FRN thereafter,
7/13/27 ......................................... Germany 150,000 152,046
Senior Non-Preferred Note, 2.552% to 1/06/27, FRN thereafter,
1/07/28 ......................................... Germany 150,000 147,907
b
Senior Non-Preferred Note, FRN, 4.877%, (SOFR + 1.21%),
1/10/29 ......................................... Germany 150,000 151,077
Goldman Sachs Bank USA ,
b
Senior Note, FRN, 4.427%, (SOFR + 0.75%), 5/21/27 ...... United States 20,000 20,025
Senior Note, 5.414% to 5/20/26, FRN thereafter, 5/21/27 .... United States 300,000 301,311
Goldman Sachs Group, Inc. (The) ,
b
Senior Note, FRN, 4.943%, (SOFR + 1.29%), 4/23/28 ...... United States 60,000 60,520
Senior Note, 4.148% to 1/20/28, FRN thereafter, 1/21/29 .... United States 40,000 40,037
b
Senior Note, FRN, 4.374%, ( SOFR + 0.71%), 1/21/29 ...... United States 80,000 80,035
b
Senior Note, FRN, 4.584%, (SOFR + 0.92%), 10/21/29 ..... United States 95,000 95,263
Intercontinental Exchange, Inc. , Senior Note , 3.95% , 12/01/28 ..
United States 35,000 35,037
Jefferies Financial Group, Inc. ,
Senior Note, 4.75%, 8/11/26 ......................... United States 160,000 160,002
Senior Note, 4.5%, 9/15/26 .......................... United States 110,000 110,319
a
Macquarie Bank Ltd. ,
Senior Note, 144A, 5.391%, 12/07/26 .................. Australia 226,000 229,039
b,c
Senior Note, 144A, FRN, 4.136%, (SOFR + 0.48%), 2/03/28 . Australia 135,000 135,117
a,b
Mizuho Markets Cayman LP ,
Senior Note, 144A, FRN, 4.16%, (SOFR + 0.5%), 5/01/26 ... Japan 70,000 70,028
Senior Note, 144A, FRN, 4.189%, ( SOFR + 0.52%), 10/09/26 Japan 80,000 80,106
Senior Note, 144A, FRN, 4.176%, (SOFR + 0.52%), 11/16/26 Japan 115,000 115,170
b
Morgan Stanley ,
Senior Note, FRN, 4.676%, (SOFR + 1.02%), 4/13/28 ...... United States 50,000 50,272
Senior Note, FRN, 5.036%, (SOFR + 1.38%), 4/12/29 ...... United States 100,000 101,422
I, Senior Note, FRN, 4.584%, (SOFR + 0.92%), 10/18/29 .... United States 115,000 115,634
b
State Street Corp. ,
Senior Note, FRN, 4.529%, (SOFR + 0.845%), 8/03/26 ..... United States 164,000 164,421
Senior Note, FRN, 4.293%, (SOFR + 0.64%), 10/22/27 ..... United States 45,000 45,231
Senior Note, FRN, 4.612%, (SOFR + 0.95%), 4/24/28 ...... United States 35,000 35,215
a
UBS Group AG ,
Senior Bond, 144A, 4.282%, 1/09/28 ................... Switzerland 295,000 295,682
Senior Note, 144A, 6.327% to 12/21/26, FRN thereafter,
12/22/27 ........................................ Switzerland 200,000 203,968
3,260,320
Commercial Services & Supplies 0.2%
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 86,000 86,789
Consumer Finance 5.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 152,456
Senior Note, 4.125%, 2/28/29 ........................ Ireland 150,000 149,510
American Express Co. ,
b
Senior Note, FRN, 4.592%, (SOFR + 0.93%), 7/26/28 ...... United States 61,000 61,313
b
Senior Note, FRN, 4.922%, (SOFR + 1.26%), 4/25/29 ...... United States 75,000 75,976
Senior Note, 4.351% to 7/19/28, FRN thereafter, 7/20/29 .... United States 95,000 95,602
b
American Honda Finance Corp. ,
Senior Note, FRN, 4.279%, (SOFR + 0.62%), 12/11/26 ..... United States 50,000 50,108
Senior Note, FRN, 4.401%, (SOFR + 0.73%), 8/13/27 ...... United States 65,000 65,314
Senior Note, FRN, 4.492%, (SOFR + 0.82%), 3/03/28 ...... United States 100,000 100,245

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 100,000 $ 99,822
Senior Note, 7.149% to 10/28/26, FRN thereafter, 10/29/27 .. United States 100,000 102,162
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 .... United States 260,000 272,192
b
Caterpillar Financial Services Corp. ,
Senior Note, FRN, 4.346%, (SOFR + 0.69%), 10/16/26 ..... United States 40,000 40,155
Senior Note, FRN, 4.249%, (SOFR + 0.56%), 11/15/27 ..... United States 106,000 106,563
Senior Note, FRN, 4.26%, (SOFR + 0.58%), 11/14/28 ...... United States 112,000 112,522
General Motors Financial Co., Inc. ,
Senior Note, 5.4%, 4/06/26 .......................... United States 57,000 57,151
b
Senior Note, FRN, 4.706%, (SOFR Index + 1.05%), 7/15/27 . United States 55,000 55,129
b
John Deere Capital Corp. ,
Senior Note, FRN, 4.269%, ( SOFR + 0.6%), 6/11/27 ....... United States 114,000 114,540
Senior Note, FRN, 4.249%, (SOFR + 0.58%), 9/11/28 ...... United States 65,000 65,282
Toyota Motor Credit Corp. ,
b
Senior Note, FRN, 4.117%, (SOFR Index + 0.45%), 4/10/26 . United States 49,000 49,029
b
Senior Note, FRN, 4.453%, (SOFR + 0.77%), 8/07/26 ...... United States 27,000 27,080
Senior Note, 4.15% to 2/17/26, FRN thereafter, 11/18/27 .... United States 100,000 100,609
1,952,760
Consumer Staples Distribution & Retail 0.4%
a
Alimentation Couche-Tard, Inc. , Senior Note , 144A, 4.148% ,
9/29/28 ......................................... Canada 60,000 60,086
Kroger Co. (The) , Senior Bond , 2.65% , 10/15/26 ............
United States 30,000 29,737
Target Corp. , Senior Note , 4.35% , 6/15/28 .................
United States 48,000 48,680
138,503
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond, 4.25%, 3/01/27 ......................... United States 113,000 113,349
Senior Note, 3.8%, 2/15/27 .......................... United States 73,000 72,906
Senior Note, 2.3%, 6/01/27 .......................... United States 70,000 68,590
254,845
Electric Utilities 0.5%
b
Georgia Power Co. , Senior Note , FRN , 3.958% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 35,000 35,010
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 20,000 19,909
Senior Note, 4.685%, 9/01/27 ........................ United States 15,000 15,176
b
Senior Note, FRN, 4.494%, (SOFR Index + 0.8%), 2/04/28 .. United States 50,000 50,305
Senior Note, 4.85%, 2/04/28 ......................... United States 20,000 20,361
Wisconsin Electric Power Co. , Senior Note , 3.95% , 3/01/29 ....
United States 30,000 29,984
170,745
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. ,
Senior Note, 3.8%, 11/15/27 ......................... United States 55,000 54,987
b
Senior Note, FRN, 4.222%, (SOFR + 0.53%), 11/15/27 ..... United States 20,000 20,054
75,041
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 15,000 15,056
Senior Bond, 5.875%, 11/15/28 ....................... United States 40,000 41,966
57,022

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 1.3%
a
Nationwide Building Society ,
Senior Non-Preferred Note, 144A, 6.557% to 10/17/26, FRN
thereafter, 10/18/27 ................................ United Kingdom 200,000 $ 203,468
b
Senior Non-Preferred Note, 144A, FRN, 4.979%, (SOFR +
1.29%), 2/16/28 .................................. United Kingdom 200,000 201,652
b
PayPal Holdings, Inc. , Senior Note , FRN , 4.35% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 60,000 60,200
465,320
Food Products 0.6%
a,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.301% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 90,000 90,220
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 76,000 76,572
Mondelez International, Inc. , Senior Note , 4.25% , 5/06/28 .....
United States 95,000 95,506
262,298
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.15% , 12/15/28
United States 20,000 20,065
Health Care Providers & Services 0.7%
CVS Health Corp. ,
Senior Bond, 2.875%, 6/01/26 ........................ United States 85,000 84,692
Senior Note, 5%, 2/20/26 ........................... United States 32,000 32,007
Senior Note, 3%, 8/15/26 ........................... United States 130,000 129,305
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.156% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 54,000 54,089
300,093
Hotels, Restaurants & Leisure 0.8%
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 132,000 134,086
Marriott International, Inc. ,
X, Senior Bond, 4%, 4/15/28 ......................... United States 40,000 39,979
Senior Note, 4.2%, 7/15/27 .......................... United States 75,000 75,274
a
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 4.25%, 7/01/26 .................... United States 68,000 67,980
Senior Note, 144A, 5.5%, 8/31/26 ..................... United States 28,000 28,030
345,349
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Note, 3.9%, 1/08/28 .......................... United States 35,000 34,971
b
Senior Note, FRN, 4.259%, (SOFR + 0.6%), 1/08/28 ....... United States 40,000 40,079
75,050
Industrial Conglomerates 0.5%
a,b
Siemens Funding BV , Senior Note , 144A, FRN , 4.315% , ( SOFR +
0.64% ), 5/26/28 ................................... Germany 200,000 201,088
Insurance 5.6%
a
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 246,000 249,662
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 69,000 69,809
a
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 100,000 101,719
b
Secured Note, 144A, FRN, 4.63%, (SOFR Index + 0.95%),
3/06/28 ......................................... United States 102,000 102,503
b
Secured Note, 144A, FRN, 4.666%, (SOFR Index + 1%),
9/18/28 ......................................... United States 50,000 50,144
Senior Secured Note, 144A, 4.86%, 8/27/26 ............. United States 108,000 108,525

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc. , Senior Note , 4.6% , 12/23/26 ...........
United States 80,000 $ 80,487
a
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 150,000 147,744
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 32,000 32,415
a
Corebridge Global Funding , Secured Note , 144A, 5.35% , 6/24/26 United States 65,000 65,365
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 4.392% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 40,000 40,197
a,b
Metropolitan Life Global Funding I , Secured Note , 144A, FRN ,
4.369% , ( SOFR Index + 0.7% ), 6/11/27 ................. United States 150,000 150,608
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 60,000 60,498
a,b
New York Life Global Funding ,
Secured Note, 144A, FRN, 4.322%, (SOFR + 0.66%), 7/25/28 United States 60,000 60,309
Senior Secured Note, 144A, FRN, 4.321%, (SOFR + 0.67%),
4/02/27 ......................................... United States 106,000 106,445
Senior Secured Note, 144A, FRN, 4.542%, (SOFR + 0.88%),
4/25/28 ......................................... United States 60,000 60,565
a
Northwestern Mutual Global Funding ,
Secured Note, 144A, 5.07%, 3/25/27 ................... United States 85,000 86,144
b
Secured Note, 144A, FRN, 4.346%, (SOFR + 0.66%), 8/25/28 United States 60,000 60,170
a
Principal Life Global Funding II ,
Secured Note, 144A, 4.6%, 8/19/27 .................... United States 27,000 27,271
b
Secured Note, 144A, FRN, 4.499%, (SOFR + 0.81%), 8/18/28 United States 50,000 50,068
a
Protective Life Global Funding ,
b
Secured Note, 144A, FRN, 4.367%, (SOFR + 0.7%), 4/10/26 United States 150,000 150,138
Secured Note, 144A, 4.335%, 9/13/27 .................. United States 150,000 151,104
Secured Note, 144A, 4.161%, 1/15/29 .................. United States 90,000 90,032
2,101,922
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 18,000 17,970
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 54,000 54,144
Machinery 0.8%
a
Daimler Truck Finance North America LLC ,
Senior Note, 144A, 5%, 1/15/27 ...................... Germany 150,000 151,707
b
Senior Note, 144A, FRN, 4.507%, (SOFR + 0.84%), 1/13/28 . Germany 150,000 150,211
301,918
Metals & Mining 0.2%
a,b
Glencore Funding LLC , Senior Note , 144A, FRN , 4.401% , ( SOFR
Index + 0.75% ), 10/01/26 ............................ Australia 50,000 50,107
b
Rio Tinto Finance USA plc , Senior Note , FRN , 4.518% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 35,000 35,297
85,404
Multi-Utilities 0.7%
Ameren Corp. , Senior Note , 5.7% , 12/01/26 ...............
United States 100,000 101,321
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 30,000 30,388
DTE Energy Co. ,
Senior Note, 4.95%, 7/01/27 ......................... United States 55,000 55,704
Senior Note, 4.875%, 6/01/28 ........................ United States 25,000 25,434
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 15,000 15,017
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 28,000 28,245
256,109

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Office REITs 0.7%
Boston Properties LP ,
Senior Bond, 3.65%, 2/01/26 ......................... United States 153,000 $ 153,000
Senior Bond, 2.75%, 10/01/26 ........................ United States 102,000 101,103
254,103
Oil, Gas & Consumable Fuels 1.7%
b
Chevron USA, Inc. ,
Senior Note, FRN, 4.145%, (SOFR Index + 0.47%), 2/26/28 . United States 50,000 50,212
Senior Note, FRN, 4.241%, (SOFR + 0.57%), 8/13/28 ...... United States 55,000 55,407
Energy Transfer LP , Senior Bond , 3.9% , 7/15/26 ............
United States 50,000 49,994
Enterprise Products Operating LLC , Senior Note , 4.3% , 6/20/28
United States 35,000 35,310
ONEOK, Inc. , Senior Note , 5.55% , 11/01/26 ...............
United States 400,000 404,211
Phillips 66 Co. , Senior Note , 3.55% , 10/01/26 ..............
United States 35,000 34,922
630,056
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 18,000 17,856
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 20,000 20,217
38,073
Personal Care Products 0.1%
Kenvue , Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 50,000 50,033
Pharmaceuticals 0.8%
Eli Lilly & Co. ,
Senior Note, 4%, 10/15/28 .......................... United States 40,000 40,306
b
Senior Note, FRN, 4.186%, (SOFR + 0.53%), 10/15/28 ..... United States 105,000 105,749
b
Merck & Co., Inc. , Senior Note , FRN , 4.242% , ( SOFR + 0.57% ),
3/15/29 ......................................... United States 80,000 80,271
b
Novartis Capital Corp. , Senior Note , FRN , 4.204% , ( SOFR +
0.52% ), 11/05/28 .................................. United States 70,000 70,402
296,728
Residential REITs 0.4%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 100,000 101,289
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 21,000 20,973
122,262
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/27 ......................... United States 23,000 23,415
Senior Note, 4.8%, 4/15/28 .......................... United States 38,000 38,745
62,160
Software 0.4%
Oracle Corp. ,
Senior Note, 1.65%, 3/25/26 ......................... United States 65,000 64,772
b
Senior Note, FRN, 4.455%, (SOFR + 0.76%), 8/03/28 ...... United States 85,000 83,622
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 20,000 20,147
168,541
Specialized REITs 0.1%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .......
United States 30,000 29,881
Specialty Retail 0.4%
Home Depot, Inc. (The) , Senior Note , 3.75% , 9/15/28 ........
United States 5,000 5,005

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Lowe's Cos., Inc. ,
Senior Note, 3.95%, 10/15/27 ........................ United States 74,000 $ 74,210
Senior Note, 4%, 10/15/28 .......................... United States 90,000 90,126
169,341
Tobacco 1.1%
BAT Capital Corp. , Senior Note , 3.215% , 9/06/26 ...........
United Kingdom 65,000 64,744
BAT International Finance plc , Senior Note , 1.668% , 3/25/26 ...
United Kingdom 49,000 48,838
Philip Morris International, Inc. ,
Senior Note, 4.375%, 11/01/27 ....................... United States 70,000 70,698
b
Senior Note, FRN, 4.481%, (SOFR + 0.83%), 4/28/28 ...... United States 139,000 139,900
b
Senior Note, FRN, 4.321%, ( SOFR + 0.66%), 10/27/28 ..... United States 90,000 90,343
414,523
Total Corporate Bonds (Cost $28,638,098) ....................................
28,749,081
Asset-Backed Securities 4.1%
Automobiles 0.3%
Volkswagen Auto Loan Enhanced Trust ,
2024-1, A2A, 4.65%, 11/22/27 ........................ United States 24,046 24,101
d
2025-1, A2B, FRN, 4.143%, (30-day SOFR Average + 0.44%),
1/20/28 ......................................... United States 24,731 24,750
d
2025-2, A2B, FRN, 4.073%, ( 30-day SOFR Average + 0.37%),
8/21/28 ......................................... United States 57,000 57,068
105,919
a a a a a a
Banks 0.4%
Capital One Multi-Asset Execution Trust , 2019-A3 , A3 , 2.06% ,
8/15/28 . ......................................... United States 150,000 148,612
Consumer Finance 2.0%
American Express Credit Account Master Trust , 2023-3 , A , 5.23% ,
9/15/28 . ......................................... United States 110,000 110,987
Capital One Prime Auto Receivables Trust ,
2022-1, A3, 3.17%, 4/15/27 .......................... United States 7,077 7,074
d
2025-1, A2B , FRN, 4.037%, (30-day SOFR Average + 0.33%),
1/16/29 ......................................... United States 187,000 187,117
GM Financial Consumer Automobile Receivables Trust ,
2022-3, A4, 3.71%, 12/16/27 ......................... United States 172,762 172,646
2024-1, A3, 4.85%, 12/18/28 ......................... United States 19,924 20,058
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 65,125 65,565
Nissan Auto Receivables Owner Trust , 2025-B , A2A , 4% , 7/17/28 .
United States 80,000 80,167
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 19,468 19,543
d
2025-D, A2B, FRN, 4.027%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 112,000 112,076
775,233
a a a a a a
Financial Services 1.4%
a
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 60,982 61,301
Ford Credit Auto Owner Trust ,
2022-C, A4, 4.59%, 12/15/27 ......................... United States 152,340 152,610
d
2025-B, A2B, FRN, 4.007%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 52,000 52,020
Honda Auto Receivables Owner Trust ,
2023-1, A3, 5.04%, 4/21/27 .......................... United States 2,217 2,221

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
Honda Auto Receivables Owner Trust, (continued)
2023-4, A3, 5.67%, 6/21/28 .......................... United States 37,284 $ 37,686
2024-1, A3, 5.21%, 8/15/28 .......................... United States 23,465 23,667
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 164,000 164,445
a
USB Auto Owner Trust , 2025-1A , A2 , 144A, 4.51% , 6/15/28 . ... United States 26,996 27,052
521,002
a a a a a a
Total Asset-Backed Securities (Cost $1,548,994) ..............................
1,550,766
Total Long Term Investments (Cost $30,187,092) ..............................
30,299,847
a
Short Term Investments 21.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.3%
Intesa Sanpaolo SpA ,
4.4%, 8/19/26 ...................................... Italy 250,000 250,384
4.05%, 1/14/27 ..................................... Italy 250,000 250,061
500,445
Total Certificates of Deposit (Cost $500,000) ..................................
500,445
a a a
Commercial Papers 19.6%
a,e
AES Corp. (The) , 144A, 5.92% , 2/02/26 .................. United States 250,000 249,918
a,e
Alimentation Couche-Tard, Inc. , 144A, 5.77% , 2/02/26 ........ Canada 250,000 249,920
a,e
AutoNation, Inc. , 144A, 6.03% , 2/02/26 ................... United States 250,000 249,916
a,e
AvalonBay Communities, Inc. ,
144A, 5.67%, 2/02/26 ................................ United States 250,000 249,921
144A, 4.56%, 2/05/26 ................................ United States 250,000 249,842
499,763
a,e
Bunge Ltd. Finance Corp. , 144A, 4.24% , 2/09/26 ............ United States 250,000 249,735
a,e
Charles Schwab Corp. (The) , 144A, 3.77% , 5/08/26 ......... United States 250,000 247,486
a,e
Conagra Brands, Inc. , 144A, 5.89% , 2/02/26 ............... United States 250,000 249,918
a,e
Duke Energy Corp. , 144A, 4.11% , 2/09/26 ................. United States 250,000 249,744
a,e
Enel Finance America LLC , 144A, 4.44% , 2/06/26 ........... Italy 250,000 249,815
a,e
ERAC USA Finance LLC ,
144A, 4.13%, 2/17/26 ................................ United States 250,000 249,513
144A, 4.13%, 2/18/26 ................................ United States 250,000 249,486
498,999
a,e
Extra Space Storage LP ,
144A, 5.02%, 2/03/26 ................................ United States 250,000 249,896
144A, 4.52%, 2/05/26 ................................ United States 250,000 249,843
499,739
a,e
General Motors Financial Co., Inc. , 144A, 4.04% , 5/05/26 ..... United States 250,000 247,392
a,e
Intercontinental Exchange, Inc. , 144A, 4.31% , 2/09/26 ........ United States 250,000 249,731
a,e
Marriott International, Inc. , 144A, 3.97% , 3/13/26 ............ United States 250,000 248,874
a,e
Mid-America Apartments LP ,
144A, 4.56%, 2/05/26 ................................ United States 250,000 249,842
144A, 4.03%, 2/19/26 ................................ United States 250,000 249,469
499,311
a,e
O'Reilly Automotive, Inc. , 144A, 4.11% , 2/13/26 ............. United States 250,000 249,629

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 22 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
e
Penske Truck Leasing Co. LP , 4.15% , 2/20/26 .............. United States 250,000 $ 249,425
a,e
Phillips 66 , 144A, 4.17% , 2/12/26 ....................... United States 250,000 249,653
a,e
Plains All American Pipeline LP , 144A, 4.12% , 2/12/26 ........ United States 250,000 249,657
e
Ryder System, Inc. , 4.71% , 2/04/26 ...................... United States 250,000 249,869
a,e
Sumitomo Mitsui Trust Bank Ltd. , 144A, 3.84% , 3/09/26 ...... Japan 250,000 249,018
a,e
Targa Resources Corp. ,
144A, 5.77%, 2/02/26 ................................ United States 250,000 249,920
144A, 4.21%, 2/11/26 ................................ United States 250,000 249,679
499,599
a,e
UDR, Inc. ,
144A, 4.14%, 2/11/26 ................................ United States 250,000 249,684
144A, 4.04%, 2/17/26 ................................ United States 250,000 249,524
499,208
a,e
WEC Energy Group, Inc. , 144A, 4.02% , 2/20/26 ............ United States 250,000 249,442
Total Commercial Papers (Cost $7,486,943) ...................................
7,485,761
Shares
Management Investment Companies 0.5%
f,g
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 196,602 196,602
Total Management Investment Companies (Cost $196,602) .....................
196,602
Total Short Term Investments (Cost $8,183,545 ) ...............................
8,182,808
a
Total Investments (Cost $38,370,637) 100.7% .................................
$38,482,655
Other Assets, less Liabilities (0.7)% .........................................
(253,362)
Net Assets 100.0% .........................................................
$38,229,293
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $18,099,528, representing 47.3% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The rate shown represents the yield at period end.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra
Short MAC
Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $38,174,035
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 196,602
Value - Unaffiliated issuers .................................................................. $38,286,053
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 196,602
Cash .................................................................................... 4,871
Receivables:
Dividends and interest ..................................................................... 259,593
Prepaid expenses .......................................................................... 14,089
Total assets .......................................................................... 38,761,208
Liabilities:
Payables:
Investment securities purchased .............................................................. 308,277
Capital shares redeemed ................................................................... 111,203
Administrative fees ........................................................................ 47
Professional fees ......................................................................... 91,604
Trustees' fees and expenses ................................................................. 63
Accrued expenses and other liabilities ........................................................... 20,721
Total liabilities ......................................................................... 531,915
Net assets, at value ................................................................. $38,229,293
Net assets consist of:
Paid-in capital ............................................................................. $38,114,252
Total distributable earnings (losses) ............................................................. 115,041
Net assets, at value ................................................................. $38,229,293
Shares outstanding ......................................................................... 3,796,858
Net asset value per share
a
.................................................................... $10.07
a
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Ultra
Short MAC
Series
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $7,761
Interest:
Unaffiliated issuers ........................................................................ 781,378
Total investment income ................................................................... 789,139
Expenses:
Administrative fees (Note 3 b ) .................................................................. 369
Reports to shareholders fees .................................................................. 9,120
Registration and filing fees .................................................................... 13,889
Professional fees ........................................................................... 33,330
Trustees' fees and expenses (Note 3d) ........................................................... 516
Other .................................................................................... 989
Total expenses ......................................................................... 58,213
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (58,213)
Net expenses ......................................................................... —
Net investment income ................................................................ 789,139
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 13,572
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 28,703
Net realized and unrealized gain (loss) ............................................................ 42,275
Net increase (decrease) in net assets resulting from operations .......................................... $831,414

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Ultra Short MAC Series
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $789,139 $1,437,441
Net realized gain (loss) ................................................. 13,572 12,368
Net change in unrealized appreciation (depreciation) ........................... 28,703 27,432
Net increase (decrease) in net assets resulting from operations ................ 831,414 1,477,241
Distributions to shareholders .............................................. (808,494) (1,460,447)
Capital share transactions (Note 2 ) .......................................... 12,009,068 (1,558,128)
Net increase (decrease) in net assets ................................... 12,031,988 (1,541,334)
Net assets:
Beginning of period ..................................................... 26,197,305 27,738,639
End of period .......................................................... $38,229,293 $26,197,305

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam Ultra Short MAC Series
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Ultra Short MAC Series (Fund) is included in this report.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Ultra Short MAC Series
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short MAC Series
(continued)
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Fund. The Fund does not pay a fee for these services.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Transfer Agent Fees
PSERV, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Shares sold ................................... 1,319,353 $13,285,889 345,288 $3,471,850
Shares issued in reinvestment of distributions .......... 80,288 808,494 145,185 1,460,411
Shares redeemed ............................... (207,082) (2,085,315) (645,159) (6,490,389)
Net increase (decrease) .......................... 1,192,559 $12,009,068 (154,686) $(1,558,128)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Ultra Short MAC Series
(continued)
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the period ended January 31, 2026, investments in affiliated management investment companies were as follows:
f. Waiver and Expense Reimbursements
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through November 30, 2028, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.00% of the Fund’s average net assets.
g . Other Affiliated Transactions
At January 31, 2026, Putnam Ultra Short Managed Account 2 owned 23.05% of the Fund’s outstanding shares.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short MAC Series
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $193,606 $14,759,119 $(14,756,123) $— $— $196,602 196,602 $7,761
Total Affiliated Securities ... $193,606 $14,759,119 $(14,756,123) $— $— $196,602 $7,761
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short MAC Series
(continued)
4. Income Taxes
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$13,912,441 and $8,242,293, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $38,370,637
Unrealized appreciation ........................................................................ $118,831
Unrealized depreciation ........................................................................ (6,813)
Net unrealized appreciation (depreciation) .......................................................... $112,018

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Ultra Short MAC Series
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Ultra Short MAC Series
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 28,749,081 $ — $ 28,749,081
Asset-Backed Securities ................... — 1,550,766 — 1,550,766
Short Term Investments ................... 196,602 7,986,206 — 8,182,808
Total Investments in Securities ........... $196,602 $38,286,053 $— $38,482,655
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
DAC
Designated Activity Company
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
7. Fair Value Measurements
(continued)

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39521-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026